Note C - Securities - Securities Held-to-Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities held to maturity, amortized cost	$ 18,665	$ 19,903
Securities held to maturity, gross unrecognized gains	654	892
Securities held to maturity, gross unrecognized losses	(148)	(5)
Total debt securities	19,171	20,790
US States and Political Subdivisions Debt Securities [Member]
Securities held to maturity, amortized cost	18,661	19,898
Securities held to maturity, gross unrecognized gains	654	892
Securities held to maturity, gross unrecognized losses	(148)	(5)
Total debt securities	19,167	20,785
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities held to maturity, amortized cost	4	5
Securities held to maturity, gross unrecognized gains
Securities held to maturity, gross unrecognized losses
Total debt securities	$ 4	$ 5